UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  June 30, 2005

   Check here if Amendment [ ]; Amendment Number:  _________
        This Amendment   [ ] is a restatement.
                         [ ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:      Frank R. DeSantis, Jr.
   Address:   c/o Copper Beech Capital Advisors LLC
              540 Madison Avenue, 33rd Floor
              New York, NY 10017

   Form 13F File Number: 028-10711

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:      Frank R. DeSantis, Jr.
   Title:     Managing Member of Copper Beech Capital Advisors LLC
   Phone:     (212) 381-1760

   Signature, Place, and Date of Signing:

   /s/ Frank R. DeSantis, Jr.    New York, New York   August 11, 2005
   --------------------------    ------------------   ---------------

   Report Type:

        [X]   13F HOLDINGS REPORT

        [ ]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers: One*

   Form 13F Information Table Entry Total: 79

   Form 13F Information Table Value Total: $631,785 (in thousands)

   List of Other Included Managers:
   No.    Form 13F File Number   Name

   (1)    028-10710              Copper Beech Capital Advisors LLC

   * Mr. DeSantis is the investment manager to two investment advisory firms, Copper Beech Capital Advisors LLC and Copper Beech Capital Management Inc., which have investment discretion over the investment portfolios reported herein.

                                                        Market
 Name of                      Title of         CUSIP     Value    SH/Prn   SH/ Put/ Investment  Other     Voting Authority
 Issuer                       Class                    (x $1000)  Amount   Prn Call Discretion Managers   Sole    Shared None
 ALERIS INTL INC              COM            014477103     2,766   122,674 SH        DEFINED      1       122,674
 ALERIS INTL INC              COM            014477103     2,890   128,163 SH        DEFINED              128,163
 ALLIANCE DATA                COM            018581108     5,970   147,200 SH        DEFINED      1       147,200
 ALLIANCE DATA                COM            018581108     8,108   199,900 SH        DEFINED              199,900
 ARTESYN TECHNOLOGIESINC      COM            043127109    12,617 1,450,214 SH        DEFINED      1     1,450,214
 ARTESYN TECHNOLOGIESINC      COM            043127109    19,069 2,191,795 SH        DEFINED            2,191,795
 CALLAWAY GOLF CO             COM            131193104     7,295   472,800 SH        DEFINED      1       472,800
 CALLAWAY GOLF CO             COM            131193104     9,280   601,400 SH        DEFINED              601,400
 CENTURY ALUMINUM CO          COM            156431108     8,809   431,826 SH        DEFINED      1       431,826
 CENTURY ALUMINUM CO          COM            156431108    13,649   669,073 SH        DEFINED              669,073
 CITIGROUP INC                COM            172967101     8,391   181,509 SH        DEFINED      1       181,509
 CITIGROUP INC                COM            172967101     8,647   187,034 SH        DEFINED              187,034
 COLLEGIATE FDG               COM            19458M108     1,162    79,718 SH        DEFINED               79,718
 COLLEGIATE FDG               COM            19458M108     1,171    80,282 SH        DEFINED      1        80,282
 COMMSCOPE INC                COM            203372107     7,768   446,176 SH        DEFINED      1       446,176
 COMMSCOPE INC                COM            203372107    11,447   657,472 SH        DEFINED              657,472
 CYPRESS SEMICONDUCTORS CORP  COM            232806109     2,727   216,600 SH  PUT   DEFINED      1         2,166
 CYPRESS SEMICONDUCTORS CORP  COM            232806109     3,568   283,400 SH  PUT   DEFINED                2,834
 CYPRESS SEMICONDUCTORS CORP  COM            232806109     5,071   402,800 SH        DEFINED      1       402,800
 CYPRESS SEMICONDUCTORS CORP  COM            232806109     7,519   597,200 SH        DEFINED              597,200
 DELTA PETE CORP              COM NEW        247907207    11,875   841,021 SH        DEFINED      1       841,021
 DELTA PETE CORP              COM NEW        247907207    14,462 1,024,242 SH        DEFINED            1,024,242
 DYCOM INDS INC               COM            267475101     3,088   155,859 SH        DEFINED      1       155,859
 DYCOM INDS INC               COM            267475101     3,252   164,141 SH        DEFINED              164,141
 ENCORE CAPITAL GROUPINC      COM            292554102    12,981   763,576 SH        DEFINED      1       763,576
 ENCORE CAPITAL GROUPINC      COM            292554102    19,691 1,158,307 SH        DEFINED            1,158,307
 ESSEX CORP                   COM            296744105     1,528    66,800 SH        DEFINED               66,800
 FINISH LINE INC              CL A           317923100     7,204   380,770 SH        DEFINED      1       380,770
 FINISH LINE INC              CL A           317923100     8,878   469,230 SH        DEFINED              469,230
 FIRST MRBLHD CP              COM            320771108     2,202    62,800 SH        DEFINED      1        62,800
 FIRST MRBLHD CP              COM            320771108     3,057    87,200 SH        DEFINED               87,200
 FISHER SCIENTIFIC   INTL INC COM            338032204    15,083   232,400 SH        DEFINED      1       232,400
 FISHER SCIENTIFIC   INTL INC COM            338032204    18,555   285,900 SH        DEFINED              285,900
 FOXHOLLOW TECH               COM            35166A103     8,025   209,700 SH        DEFINED      1       209,700
 FOXHOLLOW TECH               COM            35166A103    11,110   290,300 SH        DEFINED              290,300
 FRONTLINE LTD                ORD            G3682E127       499    12,400 SH        DEFINED      1        12,400
 FRONTLINE LTD                ORD            G3682E127       628    15,600 SH        DEFINED               15,600
 HEALTHSOUTH CORP             COM            421924101     5,569   994,500 SH        DEFINED      1       994,500
 HEALTHSOUTH CORP             COM            421924101     6,863 1,225,500 SH        DEFINED            1,225,500
 INAMED CORP                  COM            453235103    16,069   239,841 SH        DEFINED              239,841
 INAMED CORP                  COM            453235103    11,633   173,624 SH        DEFINED      1       173,624
 INGRAM MICRO                 CL A           457153104     6,749   431,000 SH        DEFINED      1       431,000
 INGRAM MICRO                 CL A           457153104     8,128   519,000 SH        DEFINED              519,000
 LIMITED BRANDS INC           COM            532716107     4,455   208,000 SH        DEFINED      1       208,000
 LIMITED BRANDS INC           COM            532716107     5,826   272,000 SH        DEFINED              272,000
 LYONDELL CHEMICAL CO         COM            552078107     6,824   258,300 SH  PUT   DEFINED      1         2,583
 LYONDELL CHEMICAL CO         COM            552078107     9,424   356,700 SH  PUT   DEFINED                3,567
 MEMC ELECTR MATERIALS INC    COM            552715104     3,305   209,600 SH        DEFINED      1       209,600
 MEMC ELECTR MATERIALS INC C  COM            552715104     4,580   290,400 SH        DEFINED              290,400
 MITTAL STEEL CO              NY REG SH CL A 60684P101    15,809   665,910 SH        DEFINED              665,910
 MITTAL STEEL CO              NY REG SH CL A 60684P101    11,241   473,490 SH        DEFINED      1       473,490
 MOTOROLA INC                 COM            620076109     3,740   204,800 SH        DEFINED      1       204,800
 MOTOROLA INC                 COM            620076109     5,208   285,200 SH        DEFINED              285,200
 NATIONAL-OILWELL VARCO INC   COM            637071101     5,990   126,000 SH        DEFINED      1       126,000
 NATIONAL-OILWELL VARCO INC   COM            637071101     7,321   154,000 SH        DEFINED              154,000
 NETFLIX INC                  COM            64110L106     3,491   212,752 SH        DEFINED              212,752
 NETFLIX INC                  COM            64110L106     2,165   131,949 SH        DEFINED      1       131,949
 NETFLIX INC                  COM            64110L106     2,230   135,900 SH  CALL  DEFINED      1         1,359
 NETFLIX INC                  COM            64110L106     2,759   168,100 SH  CALL  DEFINED                1,681
 ONYX PHARMACEUTICALS INC     COM            683399109     4,743   199,100 SH  CALL  DEFINED      1         1,991
 ONYX PHARMACEUTICALS INC     COM            683399109     7,167   300,900 SH  CALL  DEFINED                3,009
 PFIZER INC                   COM            717081103     8,561   310,400 SH        DEFINED      1       310,400
 PFIZER INC                   COM            717081103     8,969   325,200 SH        DEFINED              325,200
 PRESTIGE BR HLDG             COM            74112D101     6,218   318,897 SH        DEFINED      1       318,897
 PRESTIGE BR HLDG             COM            74112D101     8,689   445,603 SH        DEFINED              445,603
 PRIDE INTL INC               COM            74153Q102     3,457   134,500 SH        DEFINED      1       134,500
 PRIDE INTL INC               COM            74153Q102     4,382   170,500 SH        DEFINED              170,500
 SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605    12,318   418,000 SH  CALL  DEFINED      1         4,180
 SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605    17,152   582,000 SH  CALL  DEFINED                5,820
 SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605     8,626   292,700 SH        DEFINED      1       292,700
 SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605    12,003   407,300 SH        DEFINED              407,300
 SEMICONDUCTOR HLDRS TR       DEP RCPT       816636203     7,431   220,700 SH  PUT   DEFINED      1         2,207
 SEMICONDUCTOR HLDRS TR       DEP RCPT       816636203     9,404   279,300 SH  PUT   DEFINED                2,793
 SHIRE PHARMACEUTICALADR      COM            82481R106     5,818   177,381 SH        DEFINED      1       177,381
 SHIRE PHARMACEUTICALADR      COM            82481R106     7,086   216,044 SH        DEFINED              216,044
 SPDR TR                      UNIT SER 1     78462F103    26,303   220,700 SH  PUT   DEFINED      1         2,207
 SPDR TR                      UNIT SER 1     78462F103    33,287   279,300 SH  PUT   DEFINED                2,793
 TEMPUR-PEDIC INTL            COM            88023U101       299    13,480 SH        DEFINED      1        13,480
 TEMPUR-PEDIC INTL            COM            88023U101       451    20,320 SH        DEFINED               20,320